Provisions for return conditions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions for return conditions
(19)	Provisions for return conditions

For certain operating leases, the Group is contractually obligated to return the aircraft in a predefined condition. The Group accrues for restitution costs related to aircraft held under operating leases at the time the asset does not meet the return conditions criteria and throughout the remaining duration of the lease.

Provisions for return conditions as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Current	$2,475	$19,093
Non – current	127,685	144,099

Total	$130,160	$163,192

Changes in provisions for return conditions as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Balances at beginning of year	$163,192	$173,938
Provisions made	43,705	811
Provisions reverse (1)	(70,797)	—
Provisions used	(5,940)	(11,557)

Balances at end of year	$130,160	$163,192

(1)	In 2018 there is a decrease in provisions for return conditions, mainly due to: $ 14,650 for extension of operating contracts and $48,581 for extension in the period of maintenance.